S000068771 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares ESG Advanced MSCI EAFE ETF | iShares ESG Advanced MSCI EAFE ETF
Prospectus [Line Items]
Annual Return [Percent]	3.49%	20.75%	(19.18%)	10.92%